PGIM QMA Large-Cap Value Fund
Schedule of Investments  (unaudited)
as of November 30, 2020
Description	Shares	Value
Long-Term Investments 99.4%
Common Stocks 98.9%
Aerospace & Defense 0.6%
General Dynamics Corp.	5,300	$791,555
L3Harris Technologies, Inc.	300	57,597
Raytheon Technologies Corp.	15,201	1,090,216
		1,939,368
Air Freight & Logistics 0.4%
FedEx Corp.	4,900	1,404,242
Airlines 1.4%
Copa Holdings SA (Panama) (Class A Stock)	18,900	1,506,330
JetBlue Airways Corp.*(a)	146,068	2,204,166
Southwest Airlines Co.	13,883	643,338
		4,353,834
Automobiles 2.0%
Ford Motor Co.	324,610	2,947,459
General Motors Co.	75,796	3,322,896
		6,270,355
Banks 11.5%
Bank of America Corp.	217,911	6,136,374
Citigroup, Inc.	80,504	4,433,355
Citizens Financial Group, Inc.	13,404	437,775
Comerica, Inc.	2,600	127,920
Fifth Third Bancorp	93,354	2,365,590
JPMorgan Chase & Co.	62,864	7,410,408
KeyCorp	103,790	1,604,593
M&T Bank Corp.	8,446	983,875
PacWest Bancorp	1,500	34,890
PNC Financial Services Group, Inc. (The)	24,497	3,382,301
Popular, Inc. (Puerto Rico)	1,200	58,236
Prosperity Bancshares, Inc.	800	50,264
Regions Financial Corp.	26,911	410,931
Sterling Bancorp	1,900	30,362
Truist Financial Corp.	69,268	3,215,421
U.S. Bancorp	58,609	2,532,495

PGIM QMA Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
Wells Fargo & Co.	135,832	$3,715,005
Zions Bancorp NA	2,200	84,898
		37,014,693
Beverages 0.8%
Constellation Brands, Inc. (Class A Stock)	400	82,336
Molson Coors Beverage Co. (Class B Stock)(a)	54,282	2,496,972
		2,579,308
Biotechnology 0.6%
Alexion Pharmaceuticals, Inc.*	6,400	781,504
Biogen, Inc.*	3,800	912,646
Gilead Sciences, Inc.	2,400	145,608
		1,839,758
Building Products 0.4%
Johnson Controls International PLC	30,800	1,418,032
Capital Markets 4.1%
Bank of New York Mellon Corp. (The)	66,510	2,601,871
Goldman Sachs Group, Inc. (The)	15,590	3,594,742
Invesco Ltd.	35,260	572,270
Morgan Stanley	61,962	3,831,110
State Street Corp.	36,118	2,545,597
		13,145,590
Chemicals 4.2%
Corteva, Inc.	72,500	2,778,200
Dow, Inc.	50,600	2,682,306
DuPont de Nemours, Inc.	45,536	2,888,804
Linde PLC (United Kingdom)	7,400	1,897,508
LyondellBasell Industries NV (Class A Stock)	25,174	2,142,307
Mosaic Co. (The)	49,876	1,095,277
		13,484,402

PGIM QMA Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Shares	Value
Common Stocks (Continued)
Communications Equipment 0.5%
Cisco Systems, Inc.	37,800	$1,626,156
EchoStar Corp. (Class A Stock)*	1,500	35,655
		1,661,811
Consumer Finance 1.1%
Ally Financial, Inc.	27,234	807,488
Capital One Financial Corp.	24,841	2,127,383
Synchrony Financial	16,795	511,744
		3,446,615
Containers & Packaging 0.9%
International Paper Co.	12,500	618,500
Westrock Co.	53,122	2,242,280
		2,860,780
Diversified Consumer Services 0.6%
Graham Holdings Co. (Class B Stock)	4,300	1,922,186
Diversified Financial Services 3.2%
Berkshire Hathaway, Inc. (Class B Stock)*	38,098	8,721,013
Equitable Holdings, Inc.	33,380	847,184
Jefferies Financial Group, Inc.	14,800	336,404
Voya Financial, Inc.	5,823	335,580
		10,240,181
Diversified Telecommunication Services 4.0%
AT&T, Inc.	203,703	5,856,461
CenturyLink, Inc.	209,141	2,185,523
Verizon Communications, Inc.	81,616	4,930,423
		12,972,407
Electric Utilities 4.2%
American Electric Power Co., Inc.	6,800	577,252
Avangrid, Inc.	25,000	1,163,500
Duke Energy Corp.(a)	26,069	2,415,553
Edison International	39,800	2,442,128
Entergy Corp.	900	97,965
Exelon Corp.	64,141	2,634,271

PGIM QMA Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Shares	Value
Common Stocks (Continued)
Electric Utilities (cont’d.)
NextEra Energy, Inc.	11,600	$853,644
PPL Corp.(a)	79,678	2,264,449
Southern Co. (The)	16,700	999,495
		13,448,257
Electrical Equipment 0.3%
Eaton Corp. PLC	4,500	544,995
nVent Electric PLC	14,900	342,700
		887,695
Electronic Equipment, Instruments & Components 0.9%
Arrow Electronics, Inc.*	8,600	788,190
Avnet, Inc.	69,069	2,096,244
		2,884,434
Energy Equipment & Services 0.2%
Schlumberger NV	24,700	513,513
Entertainment 1.2%
Walt Disney Co. (The)	25,900	3,833,459
Equity Real Estate Investment Trusts (REITs) 5.0%
Apple Hospitality REIT, Inc.	151,350	2,006,901
Brandywine Realty Trust	93,800	1,043,994
Cousins Properties, Inc.	17,800	594,698
Empire State Realty Trust, Inc. (Class A Stock)(a)	80,100	724,905
EPR Properties	57,100	2,056,742
Hudson Pacific Properties, Inc.	10,300	267,800
Kimco Realty Corp.	89,400	1,290,936
Paramount Group, Inc.	223,600	2,068,300
Park Hotels & Resorts, Inc.	132,600	2,164,032
SL Green Realty Corp.	32,400	1,875,960
Vornado Realty Trust	18,500	719,835
Welltower, Inc.	22,400	1,410,752
		16,224,855
Food & Staples Retailing 1.9%
Kroger Co. (The)	56,264	1,856,712

PGIM QMA Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Shares	Value
Common Stocks (Continued)
Food & Staples Retailing (cont’d.)
Walgreens Boots Alliance, Inc.	63,565	$2,416,106
Walmart, Inc.	12,252	1,871,983
		6,144,801
Food Products 1.7%
Archer-Daniels-Midland Co.	18,100	900,837
Kraft Heinz Co. (The)	45,222	1,489,613
Mondelez International, Inc. (Class A Stock)	13,900	798,555
TreeHouse Foods, Inc.*	13,600	559,368
Tyson Foods, Inc. (Class A Stock)	28,000	1,825,600
		5,573,973
Health Care Equipment & Supplies 1.3%
Abbott Laboratories	1,700	183,974
Becton, Dickinson & Co.	2,200	516,648
Danaher Corp.	2,800	628,964
Medtronic PLC	24,206	2,752,222
Zimmer Biomet Holdings, Inc.	1,200	178,944
		4,260,752
Health Care Providers & Services 4.4%
Acadia Healthcare Co., Inc.*	54,895	2,330,293
Anthem, Inc.	8,300	2,585,616
Centene Corp.*	37,300	2,299,545
Cigna Corp.	14,949	3,126,434
CVS Health Corp.	54,787	3,714,010
Humana, Inc.	300	120,156
		14,176,054
Hotels, Restaurants & Leisure 0.4%
Carnival Corp.	38,502	769,270
McDonald’s Corp.	2,727	592,959
		1,362,229
Household Durables 1.6%
Lennar Corp. (Class A Stock)	32,781	2,486,767

PGIM QMA Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Shares	Value
Common Stocks (Continued)
Household Durables (cont’d.)
Mohawk Industries, Inc.*	18,200	$2,290,106
Toll Brothers, Inc.	10,800	511,380
		5,288,253
Household Products 0.5%
Procter & Gamble Co. (The)	11,072	1,537,569
Independent Power & Renewable Electricity Producers 0.1%
Vistra Corp.	25,700	480,076
Industrial Conglomerates 0.6%
General Electric Co.	151,700	1,544,306
Honeywell International, Inc.	2,600	530,192
		2,074,498
Insurance 7.1%
Aflac, Inc.	62,133	2,729,503
Allstate Corp. (The)	26,897	2,752,908
American Financial Group, Inc.	1,700	151,997
American International Group, Inc.	72,185	2,774,791
American National Group, Inc.	1,600	135,648
Chubb Ltd.	22,808	3,371,707
Hartford Financial Services Group, Inc. (The)	47,349	2,092,826
Lincoln National Corp.	8,800	415,536
MetLife, Inc.	61,119	2,821,864
Old Republic International Corp.	21,100	378,112
Principal Financial Group, Inc.(a)	27,489	1,368,677
Reinsurance Group of America, Inc.	5,000	576,400
Travelers Cos., Inc. (The)	20,414	2,646,675
Unum Group	23,000	511,290
		22,727,934
Interactive Media & Services 0.7%
Alphabet, Inc. (Class A Stock)*	700	1,228,080
Alphabet, Inc. (Class C Stock)*	600	1,056,444
		2,284,524

PGIM QMA Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Shares	Value
Common Stocks (Continued)
Internet & Direct Marketing Retail 0.2%
Qurate Retail, Inc. (Class A Stock)	71,143	$744,867
IT Services 0.7%
DXC Technology Co.	100,795	2,208,418
International Business Machines Corp.	1,000	123,520
		2,331,938
Machinery 1.0%
Gates Industrial Corp. PLC*	72,800	937,664
PACCAR, Inc.	24,430	2,126,876
		3,064,540
Marine 0.8%
Kirby Corp.*	48,600	2,459,160
Media 4.3%
Comcast Corp. (Class A Stock)	87,882	4,415,192
Discovery, Inc. (Class A Stock)*(a)	48,000	1,291,680
Discovery, Inc. (Class C Stock)*	55,900	1,342,718
DISH Network Corp. (Class A Stock)*	23,200	832,184
Fox Corp. (Class A Stock)	12,200	351,848
Fox Corp. (Class B Stock)	17,200	488,136
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	27,985	1,145,706
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	29,520	1,210,615
ViacomCBS, Inc. (Class B Stock)	78,200	2,758,896
		13,836,975
Metals & Mining 0.5%
Newmont Corp.	3,900	229,398
Nucor Corp.	20,037	1,075,987
Reliance Steel & Aluminum Co.	1,359	160,090
		1,465,475
Mortgage Real Estate Investment Trusts (REITs) 0.8%
AGNC Investment Corp.	49,320	753,610
Annaly Capital Management, Inc.	147,200	1,177,600

PGIM QMA Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Shares	Value
Common Stocks (Continued)
Mortgage Real Estate Investment Trusts (REITs) (cont’d.)
New Residential Investment Corp.	44,050	$407,903
Starwood Property Trust, Inc.	14,700	263,718
		2,602,831
Multiline Retail 0.8%
Kohl’s Corp.	77,900	2,508,380
Multi-Utilities 1.6%
Consolidated Edison, Inc.	27,000	2,058,750
Dominion Energy, Inc.	13,300	1,043,917
DTE Energy Co.	1,000	125,810
Public Service Enterprise Group, Inc.	13,900	810,092
Sempra Energy	7,500	956,100
		4,994,669
Oil, Gas & Consumable Fuels 6.7%
Chevron Corp.	49,638	4,327,441
ConocoPhillips	48,615	1,923,210
Diamondback Energy, Inc.	27,400	1,094,904
EOG Resources, Inc.	37,500	1,758,000
Equitrans Midstream Corp.	19,300	157,488
Exxon Mobil Corp.	109,171	4,162,690
HollyFrontier Corp.	17,600	411,664
Kinder Morgan, Inc.	122,700	1,764,426
Marathon Oil Corp.	106,396	629,864
Marathon Petroleum Corp.	41,340	1,607,299
Murphy Oil Corp.	19,500	196,170
Occidental Petroleum Corp.(a)	19,105	301,095
Phillips 66	27,055	1,638,992
Valero Energy Corp.	29,500	1,586,215
		21,559,458
Personal Products 0.5%
Coty, Inc. (Class A Stock)(a)	210,100	1,510,619
Pharmaceuticals 3.1%
Bristol-Myers Squibb Co.	15,000	936,000
Johnson & Johnson	29,020	4,198,613

PGIM QMA Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Shares	Value
Common Stocks (Continued)
Pharmaceuticals (cont’d.)
Pfizer, Inc.	82,886	$3,175,363
Viatris, Inc.*	91,900	1,545,758
		9,855,734
Real Estate Management & Development 0.6%
Jones Lang LaSalle, Inc.(a)	14,700	1,944,663
Road & Rail 0.5%
Ryder System, Inc.	25,774	1,526,336
Semiconductors & Semiconductor Equipment 2.7%
Intel Corp.	104,964	5,075,010
Micron Technology, Inc.*	57,103	3,659,731
		8,734,741
Specialty Retail 0.6%
AutoNation, Inc.*	9,400	576,126
Home Depot, Inc. (The)	2,800	776,748
Penske Automotive Group, Inc.	12,700	699,389
		2,052,263
Technology Hardware, Storage & Peripherals 1.5%
Hewlett Packard Enterprise Co.	225,563	2,490,215
Xerox Holdings Corp.	101,300	2,217,457
		4,707,672
Textiles, Apparel & Luxury Goods 1.3%
Capri Holdings Ltd.*	51,900	1,836,222
PVH Corp.(a)	29,200	2,321,108
		4,157,330
Thrifts & Mortgage Finance 0.1%
MGIC Investment Corp.	19,900	238,004
New York Community Bancorp, Inc.	15,500	150,195
		388,199

PGIM QMA Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Shares	Value
Common Stocks (Continued)
Tobacco 0.1%
Philip Morris International, Inc.	3,343	$253,232
Trading Companies & Distributors 0.7%
Air Lease Corp.	60,926	2,228,064
Transportation Infrastructure 0.2%
Macquarie Infrastructure Corp.	16,500	533,775
Wireless Telecommunication Services 1.2%
Telephone & Data Systems, Inc.	107,019	2,031,221
United States Cellular Corp.*	59,500	1,865,325
		3,896,546

Total Common Stocks (cost $274,093,794)		317,613,905
Exchange-Traded Fund 0.5%
iShares Russell 1000 Value ETF(a) (cost $1,253,777)	11,600	1,535,840

Total Long-Term Investments (cost $275,347,571)		319,149,745

Short-Term Investments 4.9%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	1,286,188	1,286,188
PGIM Institutional Money Market Fund (cost $14,560,794; includes $14,556,800 of cash collateral for securities on loan)(b)(w)	14,596,529	14,590,690

Total Short-Term Investments (cost $15,846,982)		15,876,878

TOTAL INVESTMENTS 104.3% (cost $291,194,553)		335,026,623
Liabilities in excess of other assets (4.3)%		(13,839,190)

Net Assets 100.0%		$321,187,433

PGIM QMA Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $13,972,957; cash collateral of $14,556,800 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).